Recapitalization (Details)	11 Months Ended
Dec. 31, 2023 USD ($) shares
Recapitalization [Line Items]
Issued shares	4,850,000
Class A Ordinary Shares [Member]
Recapitalization [Line Items]
Redemption shares	747,518
Aggregate payment | $	$ 7,507,825
Public Warrants [Member]
Recapitalization [Line Items]
Issued shares	8,625,000
Private Placement Warrants [Member]
Recapitalization [Line Items]
Issued shares	4,850,000
Transaction Proceeds [Member]
Recapitalization [Line Items]
Business combination gross proceeds | $	$ 4,400,000
Transaction costs and other fees | $	$ 3,200,000